INVESTMENT IN EQUITY SECURITIES (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 04, 2022	Feb. 29, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2022
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Selling fees			$ 1,848
Finance income		$ 1,407	$ 1,407
Rail Vision [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of issued and outstanding				10.20%	15.39%
Percentage of diluted basis				6.94%	12.25%
Simple Agreement For Future Equity [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional shares invested	$ 715
Simple Agreement For Future Equity [Member] | Rail Vision [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments						$ 286